Due to Related Parties - 20F	12 Months Ended
Dec. 31, 2015
Due to Related Parties [Abstract]
Due to Related Parties
4.	Due to Related Parties:
As of December 31, 2015, due to related parties was $NIL. As of December 31, 2014, due to related parties of $105 consists of liabilities to Waterfront S.A. for common expenses for the leasehold property.